INCOME TAXES - Components of Current and Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
(Loss) income before income taxes and equity in losses of unconsolidated investees
Domestic	$ (384,890)	$ (307,284)	$ (271,940)
Foreign	111,364	81,401	32,877
Loss before income taxes and equity in losses of unconsolidated investees	(273,526)	(225,883)	(239,063)
Current tax (expense) benefits
Domestic	(463)	134	(375)
Foreign	3,525	(23,727)	5,759
Current income tax (expense) benefit	3,062	(23,593)	5,384
Deferred tax (expense) benefit
Domestic	16	0	0
Foreign	(2,452)	(8,598)	(5,587)
Deferred income tax (expense) benefit	(2,436)	(8,598)	(5,587)
Benefits from (provision for) income taxes	$ 626	$ (32,191)	$ (203)